INCOME TAX - Schedule of Income tax provision (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
State
Income tax provision	$ (550,030)	$ (233,716)	$ (2,791,238)	$ (590,954)
Digital Health Acquisition Corp.
Federal
Current						$ 187,225
Deferred					$ (926,728)	(741,805)
State
Deferred					(191,524)	(153,306)
Change in valuation allowance					$ 1,118,252	895,111
Income tax provision						$ 187,225